Provisions for legal proceedings and contingent liabilities (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 39,171	R$ 38,377
Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	26,469	26,216
Civil Claims Alagoas [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	9,241	8,971
Civil Claims Other [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	795	740
Social Security Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	770	824
Environmental Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	790	689
Labor Claims [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	683	513
Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 423	R$ 424